Fair Value (Quantitative Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest rate contracts [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	2.48%	2.21%
Interest rate contracts [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	4.50%	3.53%
Credit contracts [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.98%	1.00%
Credit contracts [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	1.00%	1.00%
Equity market contracts [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility	17.00%	18.00%
Equity market contracts [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility	28.00%	26.00%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Durations 1-10 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	0.50%	0.50%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Durations 11-20 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	3.00%	3.00%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Durations 21-116 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	3.00%	3.00%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Ages 0-40 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.00%	0.00%
Mortality Rate, High End	0.10%	0.10%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Ages 41-60 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.04%	0.05%
Mortality Rate, High End	0.65%	0.64%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Income Approach Valuation Technique [Member] | Ages 61-115 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.26%	0.32%
Mortality Rate, High End	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	20.00%	20.00%
Withdrawal rates	0.07%	0.07%
Long-term equity volatilities	17.40%	17.40%
Nonperformance risk spread	0.03%	0.10%
Embedded derivatives direct and ceded guaranteed minimum benefits [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	50.00%	50.00%
Withdrawal rates	10.00%	10.00%
Long-term equity volatilities	25.00%	25.00%
Nonperformance risk spread	0.44%	0.67%
US and foreign corporate securities [Member] | Minimum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	(0.10%)	0.09%
Illiquidity premium	0.30%	0.30%
Credit spreads	(1.12%)	(1.57%)
Matrix Pricing - Offered quotes	$ 99	$ 100
Offered quotes	$ 33	$ 35
US and foreign corporate securities [Member] | Maximum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	2.40%	5.00%
Illiquidity premium	0.30%	0.30%
Credit spreads	5.38%	8.76%
Matrix Pricing - Offered quotes	$ 100	$ 100
Offered quotes	$ 103	$ 555
US and foreign corporate securities [Member] | Weighted Average [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	0.51%	1.05%
Illiquidity premium	0.30%	0.30%
Credit spreads	2.08%	2.82%
Matrix Pricing - Offered quotes	$ 100	$ 100
Offered quotes	$ 87	$ 96
RMBS [Member] | Minimum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	(0.96%)	0.40%
Offered quotes	$ 78
Quoted prices	$ 10	$ 100
RMBS [Member] | Maximum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	24.06%	23.67%
Offered quotes	$ 100
Quoted prices	$ 100	$ 100
RMBS [Member] | Weighted Average [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	2.95%	4.36%
Offered quotes	$ 95
Quoted prices	$ 95	$ 100
CMBS [Member] | Minimum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	3.41%	0.10%
Offered quotes	$ 101
Quoted prices	$ 97	$ 100
CMBS [Member] | Maximum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	18.79%	91.64%
Offered quotes	$ 101
Quoted prices	$ 104	$ 104
CMBS [Member] | Weighted Average [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	7.46%	4.13%
Offered quotes	$ 101
Quoted prices	$ 101	$ 102
ABS [Member] | Minimum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.30%	0.00%
Offered quotes	$ 58	$ 50
Quoted prices	$ 0	$ 97
ABS [Member] | Maximum [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	8.75%	9.00%
Offered quotes	$ 106	$ 111
Quoted prices	$ 104	$ 102
ABS [Member] | Weighted Average [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	3.19%	1.52%
Offered quotes	$ 98	$ 100
Quoted prices	$ 101	$ 100